Note 7 - Other Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7.	Other property and equipment

The following table presents a summary of the Company’s other property and equipment at December 31, 2013 and 2012:

	2013	2012

Field equipment	$322	$322
Vehicles	512	422
Office equipment	245	245
Buildings	130	130
Land	14	14
Less: Accumulated depreciation	(753)	(566)
Total other property and equipment, net of accumulated depreciation	$470	$567